UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 15, 2009

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$72,397

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1085    21827 SH       SOLE                    21827
ABBOTT LABORATORIES            COM              002824100     3160    66257 SH       SOLE                    66257
AIRSPAN NETWORKS, INC.         COM              00950H102        3    15000 SH       SOLE                    15000
AMERICAN INTERNATIONAL GROUP   COM              026874107       24    23585 SH       SOLE                    23585
APPLE COMPUTER INC             COM              037833100      226     2150 SH       SOLE                     2150
AT&T INC                       COM              00206R102     2698   107065 SH       SOLE                   107065
BANK OF AMERICA CORP           COM              060505104      202    29600 SH       SOLE                    29600
CHEVRONTEXACO CORPORATION      COM              166751107      575     8557 SH       SOLE                     8557
CISCO SYSTEMS INC              COM              17275R102     2524   150504 SH       SOLE                   150504
CITRIX SYSTEMS, INC.           COM              177376100     2353   103950 SH       SOLE                   103950
COCA COLA CO                   COM              191216100     1910    43456 SH       SOLE                    43456
CULLEN FROST BANKERS           COM              229899109     2691    57323 SH       SOLE                    57323
CVS CORP.                      COM              126650100     2486    90450 SH       SOLE                    90450
DISNEY WALT HOLDING CO         COM              254687106     2186   120374 SH       SOLE                   120374
EMC CORP MASS                  COM              268648102     2599   228015 SH       SOLE                   228015
EXXON MOBIL CORP               COM              302290101     1094    16061 SH       SOLE                    16061
FOREST OIL CORPORATION         COM              346091606     1604   121960 SH       SOLE                   121960
GENERAL ELECTRIC CO            COM              369604103     2018   199606 SH       SOLE                   199606
HOME DEPOT                     COM              437076102      415    17600 SH       SOLE                    17600
HOSPIRA, INC.                  COM              441060100     2568    83220 SH       SOLE                    83220
ILLINOIS TOOL WORKS INC        COM              452308109     2036    65981 SH       SOLE                    65981
INTEL CORP                     COM              458140100     2626   174714 SH       SOLE                   174714
INTERNATIONAL BUSINESS MACHINE COM              459200101      507     5231 SH       SOLE                     5231
IVANHOE ENERGY, INC.           COM              465790103       22    18000 SH       SOLE                    18000
JACOBS ENGINEERING GROUP, INC. COM              469814107     2213    57250 SH       SOLE                    57250
JOHNSON CONTROLS               COM              478366107     1852   154300 SH       SOLE                   154300
KIMBERLY CLARK CORP            COM              494368103      486    10550 SH       SOLE                    10550
LAZARD LTD-CL A                COM              021260622     2597    88339 SH       SOLE                    88339
MEDTRONIC, INC.                COM              585055106     2008    68153 SH       SOLE                    68153
MICROSOFT CORP                 COM              594918104     2428   132149 SH       SOLE                   132149
NIKE, INC. CLASS B             COM              654106103     2597    55375 SH       SOLE                    55375
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      357     6933 SH       SOLE                     6933
POWER-ONE, INC.                COM              739308104       15    16775 SH       SOLE                    16775
PROCTER & GAMBLE CO            COM              742718109      208     4416 SH       SOLE                     4416
REGIONS FINANCIAL CORPORATION  COM              7591EP100      957   224741 SH       SOLE                   224741
SCHERING PLOUGH CORP           COM              806605101     1392    59095 SH       SOLE                    59095
TARGET STORES                  COM              87612E106     2330    67744 SH       SOLE                    67744
THE CHARLES SCHWAB CORP        COM              808513105     2626   169450 SH       SOLE                   169450
THERMO FISHER SCIENTIFIC, INC. COM              883556102     2389    66977 SH       SOLE                    66977
UNITEDHEALTH GROUP, INC.       COM              91324P102      640    30575 SH       SOLE                    30575
WAL MART STORES INC            COM              931142103     3610    69295 SH       SOLE                    69295
WAL-MART DE MEXICO, SA DE CV C COM                              27    11414 SH       SOLE                    11414
WASTE CONNECTIONS, INC.        COM              941053100      231     9000 SH       SOLE                     9000
WRIGHT MEDICAL GROUP INC       COM              98235t107     1804   138443 SH       SOLE                   138443
XTO ENERGY, INC.               COM              98385X106     2214    72298 SH       SOLE                    72298
BLACKROCK GLOBAL ALLOCATION CL                  09251T301      150    11302 SH       SOLE                    11302
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      535    85939 SH       SOLE                    85939
FRANKLIN INCOME FUND CL A                       353496300       45    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      514     8480 SH       SOLE                     8480
VANGUARD INSTL INDEX-INST PL                    922040209      559     7657 SH       SOLE                     7657